Leases - Lease Agreements (Table) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	$ 10,848	$ 10,848	$ 10,848	$ 8,003	$ 7,275
Lease reassesment			527	539	369
Additions			11,780	3,018	1,105
Depreciation expense			(2,668)	(712)	(746)
Balance, period end			20,487	10,848	8,003
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	7,361	7,361	7,361	6,992	6,780
Lease reassesment			527	539	369
Additions			1,502	0	0
Depreciation expense			(433)	(170)	(157)
Balance, period end			8,957	7,361	6,992
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	804	804	804	1,011	495
Lease reassesment			0	0	0
Additions			2,271	335	1,105
Depreciation expense			(684)	(542)	(589)
Balance, period end			2,391	804	1,011
Liquid Barges [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	2,683	2,683	2,683	0	0
Lease reassesment			0	0	0
Additions	$ 4,010	$ 3,997	8,007	2,683	0
Depreciation expense			(1,551)	0	0
Balance, period end			$ 9,139	$ 2,683	$ 0